Commitment and Contingencies - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Offering costs	$ 8,255,000	$ 2,506,000
Equity Investment Commitments
Other Commitments [Line Items]
Total revolving loan commitments	$ 51,100	$ 0